Unaudited Condensed Consolidated Balance Sheets In Thousands, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Mar. 31, 2014 CNY
Current assets
Cash and cash equivalents	$ 351,340	2,156,527	1,882,901
Accounts receivable, less allowance for doubtful accounts (March 31, 2014: RMB20,322; September 30, 2014: RMB23,691 (US$3,860))	17,988	110,412	95,273
Inventories	4,172	25,611	31,583
Prepaid expenses and other receivables	2,723	16,712	37,010
Debt issuance costs	588	3,608	3,616
Deferred tax assets	1,398	8,578	7,664
Total current assets	378,209	2,321,448	2,058,047
Property, plant and equipment, net	100,446	616,545	626,632
Non-current prepayments	33,957	208,429	208,894
Non-current accounts receivable, less allowance for doubtful accounts (March 31, 2014: RMB42,703; September 30, 2014: RMB48,300 (US$7,869))	34,507	211,805	225,496
Inventories	8,808	54,062	48,385
Intangible assets, net	19,263	118,239	120,549
Available-for-sale equity securities	22,750	139,637	144,247
Other investment	30,813	189,129	189,129
Debt issuance costs	982	6,028	7,854
Deferred tax assets	431	2,648	1,789
Total assets	630,166	3,867,970	3,631,022
Current liabilities
Bank loan	9,775	60,000	60,000
Accounts payable	2,545	15,624	10,422
Accrued expenses and other payables	12,647	77,625	102,559
Deferred revenue	33,912	208,151	196,432
Amounts due to related parties	3,624	22,245	21,453
Income tax payable	1,173	7,202	2,571
Deferred tax liabilities	1,059	6,500	3,900
Total current liabilities	64,735	397,347	397,337
Convertible notes	129,884	797,227	777,753
Non-current deferred revenue	156,822	962,574	823,921
Other non-current liabilities	30,878	189,529	164,077
Deferred tax liabilities	4,453	27,331	27,938
Total liabilities	386,772	2,374,008	2,191,026
Shareholders' equity of China Cord Blood Corporation
Ordinary shares - US$0.0001 par value, 250,000,000 shares authorized, 73,140,147 shares issued and 73,003,248 shares outstanding as of March 31 and September 30,2014, respectively	8	50	50
Additional paid-in capital	130,046	798,221	798,221
Treasury stock, at cost (March 31 and September 30, 2014: 136,899 shares, respectively)	(459)	(2,815)	(2,815)
Accumulated other comprehensive income	13,260	81,393	84,263
Retained earnings	99,756	612,308	555,323
Total equity attributable to China Cord Blood Corporation	242,611	1,489,157	1,435,042
Non-controlling interests	783	4,805	4,954
Total equity	243,394	1,493,962	1,439,996
Commitments and contingencies
Total liabilities and equity	$ 630,166	3,867,970	3,631,022